Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000018365 | Goldman Sachs8507180
Holdings [Line Items]
Percent of Total Investments	9.80%
C000018365 | U.S. Treasury Bills - WI Post Auction8507139
Holdings [Line Items]
Percent of Total Investments	6.10%
C000018365 | Citigroup Global Markets8507178
Holdings [Line Items]
Percent of Total Investments	4.60%
C000018365 | Mizuho Securities8507182
Holdings [Line Items]
Percent of Total Investments	4.20%
C000018365 | Natixis S.A.8507184
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018365 | U.S. Treasury Bills8507136
Holdings [Line Items]
Percent of Total Investments	3.20%
C000018365 | U.S. Treasury Notes8507170
Holdings [Line Items]
Percent of Total Investments	3.10%
C000018365 | BNP Paribas8507175
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018365 | U.S. Treasury Bills8507135
Holdings [Line Items]
Percent of Total Investments	2.90%
C000018365 | J.P. Morgan Securities8507181
Holdings [Line Items]
Percent of Total Investments	2.60%
C000018365 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000018365 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000018365 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000162326 | Goldman Sachs8507180
Holdings [Line Items]
Percent of Total Investments	9.80%
C000162326 | U.S. Treasury Bills - WI Post Auction8507139
Holdings [Line Items]
Percent of Total Investments	6.10%
C000162326 | Citigroup Global Markets8507178
Holdings [Line Items]
Percent of Total Investments	4.60%
C000162326 | Mizuho Securities8507182
Holdings [Line Items]
Percent of Total Investments	4.20%
C000162326 | Natixis S.A.8507184
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162326 | U.S. Treasury Bills8507136
Holdings [Line Items]
Percent of Total Investments	3.20%
C000162326 | U.S. Treasury Notes8507170
Holdings [Line Items]
Percent of Total Investments	3.10%
C000162326 | BNP Paribas8507175
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162326 | U.S. Treasury Bills8507135
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162326 | J.P. Morgan Securities8507181
Holdings [Line Items]
Percent of Total Investments	2.60%
C000162326 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000162326 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000162326 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000240469 | Goldman Sachs8507180
Holdings [Line Items]
Percent of Total Investments	9.80%
C000240469 | U.S. Treasury Bills - WI Post Auction8507139
Holdings [Line Items]
Percent of Total Investments	6.10%
C000240469 | Citigroup Global Markets8507178
Holdings [Line Items]
Percent of Total Investments	4.60%
C000240469 | Mizuho Securities8507182
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240469 | Natixis S.A.8507184
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240469 | U.S. Treasury Bills8507136
Holdings [Line Items]
Percent of Total Investments	3.20%
C000240469 | U.S. Treasury Notes8507170
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240469 | BNP Paribas8507175
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240469 | U.S. Treasury Bills8507135
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240469 | J.P. Morgan Securities8507181
Holdings [Line Items]
Percent of Total Investments	2.60%
C000240469 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000240469 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000240469 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000018374 | U.S. Treasury Bills8506729
Holdings [Line Items]
Percent of Total Investments	5.90%
C000018374 | U.S. Treasury Bills8506732
Holdings [Line Items]
Percent of Total Investments	5.80%
C000018374 | U.S. Treasury Bills8506726
Holdings [Line Items]
Percent of Total Investments	5.50%
C000018374 | U.S. Treasury Bills8506721
Holdings [Line Items]
Percent of Total Investments	5.40%
C000018374 | U.S. Treasury Bills8506722
Holdings [Line Items]
Percent of Total Investments	4.70%
C000018374 | U.S. Treasury Bills8506724
Holdings [Line Items]
Percent of Total Investments	3.90%
C000018374 | U.S. Treasury Bills8506744
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018374 | FHLB8506784
Holdings [Line Items]
Percent of Total Investments	3.60%
C000018374 | U.S. Treasury Notes8506719
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018374 | FHLB8506783
Holdings [Line Items]
Percent of Total Investments	3.00%
C000018374 | U.S. Government Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000018374 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000018368 | U.S. Treasury Bills8507205
Holdings [Line Items]
Percent of Total Investments	13.10%
C000018368 | U.S. Treasury Bills8507209
Holdings [Line Items]
Percent of Total Investments	11.20%
C000018368 | U.S. Treasury Bills - WI Post Auction8507211
Holdings [Line Items]
Percent of Total Investments	8.50%
C000018368 | U.S. Treasury Bills8507204
Holdings [Line Items]
Percent of Total Investments	7.30%
C000018368 | U.S. Treasury Bills8507216
Holdings [Line Items]
Percent of Total Investments	4.90%
C000018368 | U.S. Treasury Bills8507214
Holdings [Line Items]
Percent of Total Investments	4.50%
C000018368 | U.S. Treasury Bills8507203
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018368 | U.S. Treasury Bills8507212
Holdings [Line Items]
Percent of Total Investments	4.30%
C000018368 | U.S. Treasury Bills8507219
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018368 | U.S. Treasury Bills8507224
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018368 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000022551 | U.S. Treasury Bills8510890
Holdings [Line Items]
Percent of Total Investments	2.50%
C000022551 | BNP Paribas8511442
Holdings [Line Items]
Percent of Total Investments	2.30%
C000022551 | U.S. Treasury Notes8510918
Holdings [Line Items]
Percent of Total Investments	2.10%
C000022551 | U.S. Treasury Notes8510902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022551 | U.S. Treasury Bills8510899
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022551 | U.S. Treasury Bills8510896
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022551 | U.S. Treasury Bills8510892
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | U.S. Treasury Notes8510909
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | U.S. Treasury Notes8510910
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | U.S. Treasury Notes8510912
Holdings [Line Items]
Percent of Total Investments	1.00%
C000022551 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022551 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000022551 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000022551 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022551 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000022551 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000022551 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000022551 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000158211 | U.S. Treasury Bills8510890
Holdings [Line Items]
Percent of Total Investments	2.50%
C000158211 | BNP Paribas8511442
Holdings [Line Items]
Percent of Total Investments	2.30%
C000158211 | U.S. Treasury Notes8510918
Holdings [Line Items]
Percent of Total Investments	2.10%
C000158211 | U.S. Treasury Notes8510902
Holdings [Line Items]
Percent of Total Investments	1.90%
C000158211 | U.S. Treasury Bills8510899
Holdings [Line Items]
Percent of Total Investments	1.50%
C000158211 | U.S. Treasury Bills8510896
Holdings [Line Items]
Percent of Total Investments	1.30%
C000158211 | U.S. Treasury Bills8510892
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | U.S. Treasury Notes8510909
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | U.S. Treasury Notes8510910
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | U.S. Treasury Notes8510912
Holdings [Line Items]
Percent of Total Investments	1.00%
C000158211 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000158211 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000158211 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158211 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000158211 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158211 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000158211 | Corporate Obligation
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000158211 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000022552 | U.S. Treasury Notes8512767
Holdings [Line Items]
Percent of Total Investments	7.80%
C000022552 | U.S. Treasury Notes8512766
Holdings [Line Items]
Percent of Total Investments	7.40%
C000022552 | U.S. Treasury Notes8512764
Holdings [Line Items]
Percent of Total Investments	5.00%
C000022552 | FHLMC Multifamily Structured Pass-Through Certificates8512862
Holdings [Line Items]
Percent of Total Investments	2.40%
C000022552 | FNMA REMIC8512804
Holdings [Line Items]
Percent of Total Investments	1.90%
C000022552 | GNMA8512574
Holdings [Line Items]
Percent of Total Investments	1.50%
C000022552 | FNMA REMIC8513217
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022552 | FNMA REMIC8512788
Holdings [Line Items]
Percent of Total Investments	1.40%
C000022552 | FHLMC REMIC8512908
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022552 | FNMA8513138
Holdings [Line Items]
Percent of Total Investments	1.30%
C000022552 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000022552 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000022552 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000022552 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000147419 | U.S. Treasury Notes8512767
Holdings [Line Items]
Percent of Total Investments	7.80%
C000147419 | U.S. Treasury Notes8512766
Holdings [Line Items]
Percent of Total Investments	7.40%
C000147419 | U.S. Treasury Notes8512764
Holdings [Line Items]
Percent of Total Investments	5.00%
C000147419 | FHLMC Multifamily Structured Pass-Through Certificates8512862
Holdings [Line Items]
Percent of Total Investments	2.40%
C000147419 | FNMA REMIC8512804
Holdings [Line Items]
Percent of Total Investments	1.90%
C000147419 | GNMA8512574
Holdings [Line Items]
Percent of Total Investments	1.50%
C000147419 | FNMA REMIC8513217
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147419 | FNMA REMIC8512788
Holdings [Line Items]
Percent of Total Investments	1.40%
C000147419 | FHLMC REMIC8512908
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147419 | FNMA8513138
Holdings [Line Items]
Percent of Total Investments	1.30%
C000147419 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000147419 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000147419 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000147419 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	75.50%
C000022554 | BNP Paribas8512427
Holdings [Line Items]
Percent of Total Investments	7.00%
C000022554 | GNMA8512974
Holdings [Line Items]
Percent of Total Investments	6.40%
C000022554 | GNMA8512966
Holdings [Line Items]
Percent of Total Investments	4.70%
C000022554 | FNMA or FHLMC8512438
Holdings [Line Items]
Percent of Total Investments	4.60%
C000022554 | GNMA8512969
Holdings [Line Items]
Percent of Total Investments	4.20%
C000022554 | GNMA8512934
Holdings [Line Items]
Percent of Total Investments	4.00%
C000022554 | GNMA8512886
Holdings [Line Items]
Percent of Total Investments	3.60%
C000022554 | GNMA8512978
Holdings [Line Items]
Percent of Total Investments	3.40%
C000022554 | GNMA8512984
Holdings [Line Items]
Percent of Total Investments	3.10%
C000022554 | GNMA8512867
Holdings [Line Items]
Percent of Total Investments	2.70%
C000022554 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000022554 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000022554 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000022554 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	97.00%
C000147421 | BNP Paribas8512427
Holdings [Line Items]
Percent of Total Investments	7.00%
C000147421 | GNMA8512974
Holdings [Line Items]
Percent of Total Investments	6.40%
C000147421 | GNMA8512966
Holdings [Line Items]
Percent of Total Investments	4.70%
C000147421 | FNMA or FHLMC8512438
Holdings [Line Items]
Percent of Total Investments	4.60%
C000147421 | GNMA8512969
Holdings [Line Items]
Percent of Total Investments	4.20%
C000147421 | GNMA8512934
Holdings [Line Items]
Percent of Total Investments	4.00%
C000147421 | GNMA8512886
Holdings [Line Items]
Percent of Total Investments	3.60%
C000147421 | GNMA8512978
Holdings [Line Items]
Percent of Total Investments	3.40%
C000147421 | GNMA8512984
Holdings [Line Items]
Percent of Total Investments	3.10%
C000147421 | GNMA8512867
Holdings [Line Items]
Percent of Total Investments	2.70%
C000147421 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000147421 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000147421 | Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000147421 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	97.00%